GOODWILL - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Beginning balance, as of January 1	$ 1,821,969	$ 1,617,118
Acquisitions	30,833	196,875
Functional currency translation adjustments	(3,134)	7,976
Ending balance, as of December 31	1,849,668	1,821,969
Purchase price allocation	3,743
Customer Engagement
Goodwill [Roll Forward]
Beginning balance, as of January 1	1,471,606	1,269,610
Acquisitions	30,833	194,990
Functional currency translation adjustments	(2,829)	7,006
Ending balance, as of December 31	1,499,610	1,471,606
Financial Crime and Compliance
Goodwill [Roll Forward]
Beginning balance, as of January 1	350,363	347,508
Acquisitions	0	1,885
Functional currency translation adjustments	(305)	970
Ending balance, as of December 31	$ 350,058	$ 350,363